Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)		$ (10,051,000)	$ (9,267,000)	$ (10,448,000)	$ (7,276,000)	$ (19,318,000)	$ (17,724,000)	$ (37,109,000)	$ (30,261,000)
Net income attributable to Class B common stock								$ (37,109,000)	$ (33,469,000)
Denominator For Calculation Of Earnings Per Share [Abstract]
Weighted average shares outstanding, basic and diluted		2,064,000		1,531,000		1,990,000	1,372,000	1,550,000	921,000
Basic and diluted net loss per common share		$ (4.87)		$ (6.82)		$ (9.71)	$ (12.92)	$ (23,940)	$ (36,340)
Fifth Wall Acquisition Corp [Member]
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account		$ 4,065				$ 16,945
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$ (6,519)	(3,013,721)	$ (252,806)			(3,266,527)
Net income attributable to Class B common stock		$ (3,013,721)				$ (3,266,527)
Denominator For Calculation Of Earnings Per Share [Abstract]
Weighted average shares outstanding, basic and diluted		9,672,500				9,204,392
Basic and diluted net loss per common share		$ (0.31)				$ (0.35)
Class A Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$ 0
Class A Redeemable Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account		$ 4,065				$ 16,945
Less: Company's portion available to be withdrawn to pay taxes		$ (4,065)				$ (16,945)
Denominator For Calculation Of Earnings Per Share [Abstract]
Weighted average shares outstanding, basic and diluted		34,500,000				34,500,000
Basic and diluted net loss per common share		$ 0.00				$ 0.00